Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2017